TRADE AND OTHER RECEIVABLES - Pledge (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade and other receivables
Assets pledged as collateral	Rp 3,432	Rp 6,812